Geographic Revenue Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information, Profit (Loss) [Abstract]
Schedule Of Revenues From Foreign Customers And Long Lived Assets By Geographical Areas [Table Text Block]
The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Europe:
- Germany	2,439,058	671,534	170,518	26,323
- Spain	131,414	186,341	136,964	21,144
- France	156,557	191,071	363,635	56,136
- Italy	95,013	32,607	21,680	3,347
- Belgium	93,149	5,247	11	2
- Holland	227,163	116,725	39,715	6,131
- Czech	1,134	—	126	19
- Greece	325,619	2,225	239	37
- England	403,014	998,203	80,255	12,389
- Turkey	22,118	118,305	550,799	85,029
- Others	142,855	133,698	74,004	11,424
Subtotal- Europe	4,037,094	2,455,956	1,437,946	221,981
PRC (excluding HK SAR, Macau and Taiwan)	4,546,482	4,550,915	4,078,476	629,608
HK SAR	756	39,582	4,125	637
United States of America	2,906,262	2,301,496	1,248,536	192,741
Japan	972,604	2,487,949	2,723,800	420,482
South Korea	—	2,201	2,440	377
Other countries	954,895	1,089,278	470,463	72,627
Total net revenues	13,418,093	12,927,377	9,965,786	1,538,453